ASSET RETIREMENT OBLIGATION - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ASSET RETIREMENT OBLIGATION
Discount rate used (in percent)	5.43%	4.93%
Commercial site
ASSET RETIREMENT OBLIGATION
Undiscounted amount	$ 1,243
Demonstration site
ASSET RETIREMENT OBLIGATION
Discount rate used (in percent)	6.81%	6.81%
Undiscounted amount	$ 1,355